Equity-accounted investees - Interests in Total Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 50,322	$ 43,182	[1]
Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	50,322	43,182		$ 30,595
TOTAL LIABILITIES	0	0
Associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	0	0
Associates | Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	50,322	43,182
TOTAL LIABILITIES	$ 0	$ 0

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.